Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 11,920	$ 7,091
Trade receivables	11,292	11,259
Amounts due from joint venture	10,873	411
Other receivables	332	1,571
Inventories (note 5)	22,485	17,309
Prepaid expenses and deposits	889	810
Biological asset (note 6)	4,230	4,405
Total current assets	62,021	42,856
Non-current assets
Property, plant and equipment (note 7)	77,479	81,754
Investment in joint venture (note 8)	18,108	15,727
Other assets (note 9)	2,207	2,004
Total assets	159,815	142,341
Current liabilities
Line of credit	2,000
Trade payables	14,601	12,952
Current maturities of long-term debt (note 10)	3,414	2,620
Accrued liabilities	3,509	3,793
Current maturities of capital lease obligations	78	72
Total current liabilities	23,602	19,437
Non-current liabilities
Long-term debt (note 10)	32,445	35,760
Deferred tax liability (note 16)	1,920	4,825
Other liabilities	1,050	1,097
Capital lease obligations	102	179
Total liabilities	59,119	61,298
SHAREHOLDERS' EQUITY
Share capital (note 20)	60,872	36,115
Contributed surplus	2,198	1,726
Revaluation surplus (note 7)	4,321	4,321
Accumulated other comprehensive loss	(562)	(391)
Retained earnings	33,867	39,272
Total shareholders' equity	100,696	81,043
Total liabilities and shareholders' equity	$ 159,815	$ 142,341